6. Accrued Expenses (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Payables and Accruals [Abstract]
Accrued payroll	$ 24,983	$ 19,165	$ 44,327
Accrued operating expenses	41,939	103,137	59,077
Deferred rent		250	250
Total accrued expenses	$ 66,922	$ 122,552	$ 103,654